Stock-based Compensation - Summary of Employee restricted stock activity (Details) - Restricted Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding as of December 31, 2019	458,257	1,676,273	3,534,436
Granted		150,800	509,379
Forfeited	(113,776)	(97,150)	(89,047)
Vested	(183,556)	(1,271,666)	(2,278,495)
Outstanding as of September 30, 2020	160,925	458,257	1,676,273
Outstanding as of December 31, 2019	$ 10.92	$ 3.01	$ 0.36
Granted		17.54	12.39
Forfeited	11.37	7.19	2.50
Vested	10.45	1.97	0.78
Outstanding as of September 30, 2020	$ 13.88	$ 10.92	$ 3.01